Other Receivables	12 Months Ended
Dec. 31, 2023
Other Receivables [Abstract]
OTHER RECEIVABLES

NOTE 3 — OTHER RECEIVABLES

	December 31,
	2023	2022
	U.S. dollars in thousands
Advances to suppliers	559	641	(*)
Government institutions	38	130
Other receivables	-	8
	597	779

(*)	As of December 31, 2022 Includes $228 thousand to Pure Logistics. See Note 17 for additional information.